Dividends declared and paid	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Dividends declared and paid
19.	Dividends declared and paid

	31.12.2022	31.12.2023	31.12.2023
	RMB’000	RMB’000	US$’000
Declared and paid during the year
Dividends on ordinary shares:
Final dividend paid in 2023: US$ 0.28 per share (2022: US$ 0.40 per share)	109,684	80,238	11,295

Dividend paid in cash	109,684	80,238	11,295